Employee Benefit Plan (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee benefit plan
Defined benefit plan, employer contribution	$ 0.7	$ 0.0	$ 0.0	$ 0.0